Document and Entity Information	Jun. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2026
Entity Registrant Name	Liftoff Mobile, Inc.
Entity Central Index Key	0001850351
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43327
Entity Tax Identification Number	86-1817506
Entity Address, Address Line One	900 Middlefield Road
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	319-7151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LFTO
Security Exchange Name	NASDAQ